Transactions with Related Parties - Tsakos Energy Management Limited (Details)	6 Months Ended		10 Months Ended
	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Nov. 04, 2015 USD ($)
Related Party Transaction [Line Items]
Management incentive award	$ 1,280,000	$ 1,142,000
Operating vessels
Related Party Transaction [Line Items]
Monthly management fees	27,500	27,500
Chartered in or on bare-boat basis
Related Party Transaction [Line Items]
Monthly management fees	20,400	20,400
LNG Carriers
Related Party Transaction [Line Items]
Monthly management fees	35,800	35,800
DP2 Shuttle Tankers
Related Party Transaction [Line Items]
Monthly management fees	$ 35,000	35,000
Tsakos Energy Management Limited
Related Party Transaction [Line Items]
Euro appreciated against dollar percentage	10.00%
Yearly increase basis	12 month Euribor
Special award paid		425,000
Years required for cancellation written notice for agreement	1
Days required for cancellation written notice for agreement	10
Compensation to Management company after contract termination with Directors	$ 173,652,000
Supervisory services per month, per vessel	20,400	20,400
Supervisory services	1,806,000	1,550,000
Third Party Manager | LNG Carriers
Related Party Transaction [Line Items]
Monthly management fees	25,800	25,800
Third Party Manager | Suezmax Eurochampion 2004
Related Party Transaction [Line Items]
Monthly management fees	12,000	12,000
Third Party Manager | VLCC tanker Ulysses
Related Party Transaction [Line Items]
Monthly management fees	$ 13,900	$ 13,900
Third Party Manager | VLCC Millennium
Related Party Transaction [Line Items]
Monthly management fees			$ 13,900